Customer Loan ID	Seller Loan ID	Final Current Event Level	Current Exceptions	Collection comments	Loan Payment History Available for Revew	Loan Status	Current Principal Balance	Current Stated Rate	Current Contractual PI	Escrow Balance	Next Due Date	Interest Paid To	Date of Last Payment received	Payment History As Of Date	Payment History Comments	3 Mo CV	6 Mo CV	9 Mo CV	12 Mo CV	Late X 30	Late X 60	Late X 90	Late X 120p	Last 36 Month Pay History	Any Late Payments In Last 12 Months	Currently Delinquent Over 30 Days	Reason for Default	Reason For Default Prognosis	Chances Loan Will Re Perform	Potential REO	Potential Fraud	Collection Comments in File Available for Review	Date of 1st Collection Comments	Date of Last Collection Comments	Any Contact w Borrower	Date of Last Contact	Liquidation	Current Employment Status	Willingness to Meet Obligation Intention To Pay as Agreed	Ability To Repay Obligation Capacity To Keep Current	Possibility of Going Delinquent	Collection Efforts	Conversation Activity of Mod Forebearance Plan Not Yet Active	Evidence of Skip Tracing Efforts	Property Inspection Required	Property Inspection Performed	Consumer Advocacy Group Mentioned In Comments	Name of Group	Group Documenation Provided	LOA On File	Proper Credit Reporting Mentioned	Does Employer Allow Contact at Work	Did Servicer Comply w Employer Contact	Is This A Modified Loan That Re-Defaulted	Re Default Date	Vacant Property	Vacant Date	Property Damage Mentioned	Title Lien Issue Mentioned	Title Claim	Title Claim Status	HAFA Solicitation Actions	Date of HAFA Solicitation	Outcome of HAFA Solicitation	HAFA Denial Reason	MI Mentioned In Comments	MI Status	MI Cert Verification	MI Coverage	MI Provider	Form of Litigation	Any Disputes with the Servicer	Did Communication Cease Until Verification Mailed	Fees Waived For Copies of Docs Supporting Debt	Undiscl Lien in Coll Notes in front of discl lien	Updated Value Mentioned in Collection Comments	Updated Value	Updated Value Date	Evidence Loss Mit Options Attempted	Describe Loss Mit Efforts	Date Last Loss Mit Completed	Type of Last Loss Mit Completed	Loss Mit Properly Documented in Comments	Other Loss Mit Actions Completed	Discussion w Borrower Regarding Loss Potential Loss Mit Opportunities	Describe Loss Mit Opportunities Discussed	Loss Mit Opportunities Exhausted On Loan	Explanation for Lack of Opportunities	Loss Mit Comments	Type of Loss Mit	Loss Mit Status	Loss Mit Type	Loss Mit Start Date	Loss Mit 1st Due Date	Loss Mit Next Due Date	Loss Mit Last Due Date	Current Bankruptcy	Curr Bankruptcy Status	Current Bankruptcy Status Date	Curr Bankruptcy Chapter	Curr BK Filing Date	Curr BK Case	Pre Petition Due Date	Post Petition Due Date	Evidence of Relief Approved by BK Court	Current FC Not Yet REO	Current FC Status	FC Status Date	Filing Date FC	Due Date at Time of FC Referral	Appropriate FC Letters Sent	Deficiency Rights Preserved	Deficiency Judgment Obtained	Evidence of Possible Delay of FC Action	Reason for Delay in FC Action	FC Referral Date	Sale Publication Date	Sale Publictn Non jud	Redemption Date	Scheduled FC Sale Date	Motion for Relief Filed	Motion for Relief Granted	Forebearance Active Current Plan	Relief Date	Forebearance Plan Start Date	Is Plan on Target	Was Loan Modified	Mod Status	Mod Executed	Mod Type	Last Modified Date	Reason for Modification	Mod Balance	Mod PI	Mod Rate	Mod First Payment Date	Mod Maturity Date	Mod Original Term	Was Loan Extended	Last Date of Extension	Any Advances	Advance Details Dates Types	Corp Adv Balance	Recoverable	Escrow Adv Balance	Oldest Dt of Corporate Adv	Total Unpaid Accrued Interest	Amount of Adv Included in Proof of Claim for BK loans	Date of Last Proof of Claim Filed for BK loans	Advances Comments	Short Sale In Process or Completed	Short Sale Offer Amount	Short Sale Date of Offer	Short Sale Net Pct of Balance	Short Sale Expected Close Date	Short Sale Closing Date	Real Estate Broker Name	Real Estate Broker Phone	Real Estate Broker Email	Currently REO	Status of REO	REO Start Date	FC Deed Name	Date of FC Deed	Days Since FC	Occupant	Eviction Status	Is Eviction Being Contested	Eviction Start Date	Anticipated Ev Complete Dt	Eviction Complete Date	Conveyed to HUD	Date Conveyed to HUD	Cash or Financed	Finance Approval Deadline	Anticipated Closing Date	Cumulative Maint Paid	Attorney Name	Attorney Phone Number	Any gaps in Payment History?	PH Beginning Month Gap	PH Ending Month Gap	Any gaps in Servicing Comments?	Comments Beginning Month Gap	Comments Ending Month Gap
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Notes of XXXX indicated property located in FEMA disaster area due to XXXX Severe Winter Storms(XXXX) declared on XXXX. No damage reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		2.17	2.17	2.17	2.17	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Account was discussed with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, there is evidence of property located in a FEMA disaster declared area due to wildfires; however, no damages were reported	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.03	1.04	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		0.99	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Servicer called Borrower on XXXX and Borrower advised that they sold the home 2 years ago and they know nothing about the loan. Servicer advised that they still had a loan.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the Servicer noted that the property was located in a disaster area designated by FEMA, XXXX Severe Winter Storms (DR-4586) declared on XXXX. There were no property damages noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.74	1.39	1.4	1.4	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a payment for their escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster area declared XXXX for wind and tornadoes. No damage documented.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.03	1.03	1.03	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to discuss the account and to update the easy pay information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1.13	1.13	1.13	1.16	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the Servicer noted that the property was located in a disaster area declared by FEMA, New Jersey Remnants of XXXX declared XXXX. There was no property damage noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to see if mortgage statements can not be sent and if BK disclaimer can be removed, the servicer stated mortgage statements are required and BK disclaimer cannot be removed unless BK was reaffirmed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/10/2022	03/10/2022	03/25/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and requested payoff and servicer assisted with password reset
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Borrower disputed account status on credit report and an ACDV was completed to modify reporting information with corrections.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA Disaster area New Jersey Remnants of XXXX (XXXX) declared on XXXX noted on XXXX.   No damage was reported.
				Number is on the do not call list.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			Yes	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to get the account number and verify the information on the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/01/2022	03/31/2022		1	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	2	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: There was no contact with the borrower during the review period as the loan is current and performing.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2021	03/31/2022		1	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Account was discussed with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		0.67	1.06	0.93	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared zone due to Remnants of XXXX noted XXXX No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX comments indicate FEMA disaster are for Hurricane	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.11	1.11	1.11	1.11	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is in a FEMA Disaster Area due to Tennessee Severe Storms, Winds and Tornadoes (XXXX) declared on XXXX noted on XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated the SSN/TIN for M1 the TIN and Name combination still does not match IRS records per IRS TIN Matching results as of XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower had questions about a service transfer letter they remember getting, The borrower was advised  that the account is not being service transferred..
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Customer called in  wanted to know why payment increased. Advised shortage eoc
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Account discussed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  on XXXX the borrower called in to advise the original balance  is not correct. Servicer advised would need to check out.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in for the note and til advised the acct was modified. The borrower was told that they can send that also and the deed of trust.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.07	1.06	1.06	1.06	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Servicer discussed the account with the borrower and processed a scheduled payment for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to make sure he was still on  ACH because he received a new card, servicer advised checking account is used instead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1.01	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired about the new payment amount, rep informed them of the escrow shortage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/15/2022	03/31/2022		1	1.02	1.13	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower called in was COVID impacted. The HUD phone number was provided to the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XXXX.  The proof of claim was filed XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.48	1.48	1.48	1.48	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment Plan	0XXXX	RPP	Yes	No	Yes	Repayment Plan	No		This was a 3 month plan from XXXX to XXXX The account was previously modified XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/18/2022	03/31/2022		0.67	0.83	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX borrower spouse called in to discuss the account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The Mortgage payments were not reflecting on the credit report.  Automated Credit Dispute Verification "ACDV" was resolved;. There was no prior reporting. Reporting was to resume on XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter XXXX.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is agreed ordered.  A Reaffirmation agreement was filed on XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: The property is located in a FEMA declared  Disaster Area due to XXXX Severe Winter Storms (XXXX declared on XXXX noted XXXX.  No damage was reported.
				Loan is on the do not call list.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	Yes	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in for balance on late fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, the property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms (XXXX) declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/18/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made payment by phone for the late fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to change the draft date on the auto payments for the loan to the 15th of the month
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.13	1.13	1.13	1.14	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to confirm if payment made was received and was advised it was not received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	10/04/2021	03/31/2022		1	1.01	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called to request a copy of the 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Notes on XXXX the borrower called to inquire about insurance claim payout. On XXXX the borrower called stating needing a claim check endorsed. On XXXX the borrower called to see if the funds were sent. The type and date of loss was not evident.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.12	1.11	1.1	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to request a copy of the 1098 statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in for an escrow analysis explanation.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	2XXXX	MOD	Yes	No	Yes	Modification	No		Modification denied on XXXX	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Verified that the payment was scheduled thru ACH."
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower scheduled a promise to payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	forbearance	XXXX	FB	Yes	No	Yes	forbearance	No		On XXXX borrower was informed of being current with plan until june	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1.09	1.09	1.08	1.07	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX there was a call with the borrower and the connection was poor and could be completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property is located in FEMA disaster area due to "This property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms (XXXX) declared on XXXX" noted on XXXX. No damages reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/29/2022	03/31/2022		1.33	1	1.12	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called regarding check endorsement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/25/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer to discuss the upcoming service transfer. The Servicer explained the process and advised that if a payment was made it would be transferred to the new Servicer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.13	1.33	1.31	1.27	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in advising they were at Walmart making their payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1.09	1.06	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower contacted the servicer to express that she doesn't want covid relief, she's aware of the payments due and she will be making those payments as soon as possible.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is excessive obligations.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	09/14/2021	03/31/2022		1	0.83	0.89	0.83	6	0	0	0	XXXX	Yes	Yes	Excessive Obligations	Temporary	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Request received from borrower to void payment applied to escrow.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower calle din  regarding the account, servicer advised this loan is pending service release
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.01	1.01	1	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The agent discussed service release and automatic draft payment with the customer.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	Illness - Mortgagor	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired about their loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.03	1.02	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  An authorized third party requested the form1098 from 2020.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.01	1.02	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/11/2022	03/31/2022		8.22	11.81	9.73	7.98	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Loan is in Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment and scheduled two additional payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is active.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	Bankruptcy	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/03/2022	03/31/2022		1	0.83	0.89	0.92	5	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		Notes of XXXX indicated three-month forbearance on account.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	Yes	Active	XXXX	Chapter 13	XXXX	XXXX	XXXX	XXXX	No	No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A UTP called . The Servicer was unable to verify the caller.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, the property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms (XXXX) declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1.03	1.02	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	0.89	0.93	0.95	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to request a refund of XXXX stating they made a payment online by mistake and put the wrong payment information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022	Velocity verified correct; additional principal transactions.	1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer and advised that they had a new insurance carrier.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1.01	1.02	1.03	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	XXXX	FB	Yes	No	Yes	Forbearance	No		The Borrower was placed on a Forbearance Plan on XXXX from XXXX to XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.09	1.09	1.09	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment was made and  informed the unpaid principal balance of XXXX and escrow XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.07	1.07	1.07	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in on XXXX to make a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.02	1.02	1.04	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inquiry on transfer letter that was received; informed there was no record of it being transferred.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		2.5	1.75	1.5	1.37	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower was advised of the mobile app and workout closed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1.01	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a change to the ach payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1.04	1.11	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to advise that the next payment would not be until XXXX. On XXXX the borrower called in stated wanting to bring the account current. Scheduled a payment IOA XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: A payoff was requested XXXX by the borrower.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1.33	1	1	1	3	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to state she needed assistance with her claim.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.09	1.09	1.13	1.16	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment plan	XXXX	RPP	Yes	No	Yes	Repayment plan	No		2 month plan from XXXX - XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to confirm payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/31/2022	03/31/2022		0	0	0.72	1.12	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Servicer noted a dispute received XXXX regarding credit bureau reporting. The Servicer noted that they correcting the reporting and that the matter was resolved.  There has been no further communication regarding the matter from the Borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the Servicer noted the property was located in a disaster designated by FEMA, Pennsylvania Remnants of XXXX (XXXX) declared on XXXX. There was no property damage noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule a payment of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Unauthorized 3rd party called to make payment with debit card and was advised debit cards not accepted to make payment. 3rd party requested to speak with supervisor and then disconnected the call.  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment via ivr
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	10/12/2021	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated the account is on the do not call list.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.02	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a called in to make a payment and to discuss the escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.4	1.57	1.4	1.45	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is marital difficulties.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/07/2022	03/31/2022		0.67	0.83	0.89	0.92	3	0	0	0	XXXX	Yes	Yes	Marital Difficulties	UTD	Moderate	No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Fair		Moderate	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inquiry to make sure the mortgage was not to be sold.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The Commentary on XXXX states credit dispute. The dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: An unauthorized third party called on XXXX to make a payment for XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXX Wildfires declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.02	1.02	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Spoke with the borrower and stated made a separate payment to the taxing authorities.  The servicer informed the borrower an analysis can be set up for review and changed if there is any overage.  The borrower wanted to confirm the taxes were applied for the months of January, February and March.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.04	1.42	1.32	1.24	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made and informed was declined CoVID relief.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Property was in FEMA disaster area noted on XXXX, no evidence of damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.67	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared zone due to XXXX DR-4618 declared XXXX noted XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The authorized made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXXX
				This property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms (DR-4586) declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and the servicer set up automatic draft payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: XXXX The borrower called in stated she was a victim of identity fraud.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		0.67	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged/Occupied/FEMA Zone - Damage remains unresolved and no indication covered by insurance	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and promised to pay for XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXXX the borrower called and advised due to roof damages used the payment to make repairs. No evidence a claim was filed or an inspection completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on XXXX indicates property is located in a disaster area designated by FEMA. XXXX severe winter storms (XXXX) declared on XXXX. Comment on XXXX reflects roof damage but no correlation on if damage is linked to disaster.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Currently Delinquent Mortgage	LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called to inquire about any available covid assistance programs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	30	XXXX	XXXX	XXXX	XXXX	03/01/2022	02/01/2022	03/01/2022	03/31/2022		0.67	1	0.89	0.92	4	0	0	0	XXXX	Yes	Yes	UTD	UTD	Moderate	No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Fair		Moderate	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer to obtain information on the account. The Servicer advised of ACH, the mobile application and the Borrower indicated that they wanted paper statements.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.04	1.02	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower was trying to get insurance information from the Insurance assisted by logging into the website. Borrower was able to access the TPA screen to add the insurance company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.39	1.39	1.39	1.36	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		0.67	0.83	0.89	0.92	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in about other company sending docs.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1.02	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower advised they will make the payment by the 16th.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: FEMA Disaster area declared XXXX, for hurricane. No damage documented.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1.01	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/25/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
				ADDITIONAL INFORMATION: Property located in disaster area designated by FEMA. XXXX severe winter storms declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to advise that their taxes decreased.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA Disaster Area due to, "This property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms (XXXX) declared on XXXX." No damages were reported	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to discuss a rough estimate on the payoff amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1.02	1.02	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/25/2022	03/31/2022		2.93	1.97	1.65	1.49	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Requested 2020 1098 Form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: This property is located in a disaster area designated by FEMA. XXXX Severe Storms, Flooding, and Tornadoes (XXXX) Amendment 1 declared on XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.2	1.27	1.18	1.13	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	10/07/2021	03/31/2022		1	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1.03	1.02	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX  the borrower called in to make a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/11/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.02	1.02	1.02	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Requested 2018 1098 form.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2021	03/31/2022		1	1.19	1.02	1.01	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/25/2022	03/31/2022		1.29	1.27	1.41	1.28	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower stated they just started a new bank account so they don't have their account number, rep informed them they have the until the 16th to provide with the account information
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was assisted with signing in with the website.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower was contacted by the servicer to discuss account information such as payments. The borrower then made a commitment to pay XXXX by XXXX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  On XXXX the Servicer noted that they had received a credit report dispute. Servicer advised that as a one time courtesy the credit bureau was suppressed and there has been no further contact with Borrower regarding the matter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					Yes	No	N/A	No	No	XXXX	XXXX	Yes	Repayment Plan	XXXX	RPP	Yes	No	Yes	Repayment Plan	No		On XXXX the Borrower agreed to the repayment plan and on XXXX the Servicer sent a repayment plan letter.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment arrangement and a payoff was provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		4.01	2.88	2.76	3.07	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.02	1.07	1.05	1.04	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/17/2022	03/17/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXXX
				This property is located in a disaster area designated by FEMA. XXXX Severe Winter Storms (XXXX) declared on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/27/2022	03/27/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the Servicer noted that the property was located in a disaster area designated by FEMA, XXXX Severe Winter Storms (XXXX). There was no property damage noted.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/07/2022	03/07/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/14/2022	03/14/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was to schedule a payment and advise as to a name change.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower called in stating they are going through a divorce and wanted to know how to get their other party off the loan. Servicer advised the only way to get them off is to refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and requested to speak with the supervisor. The account continues with automatic draft payment and the borrower requested to have it cancelled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/01/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower spoke to the agent but advised that he was driving and will be back in 10 minutes/.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1.03	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to see if their agency sent in a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1.12	0.97	1.07	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and made a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment iao XXXX via ivr
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower inquiry regarding payment amount due.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	10/28/2021	03/31/2022		1.6	1.87	1.6	1.58	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower called in to make a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a 3rd party call in to discuss how to make principle payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/24/2022	03/31/2022		1.04	1.02	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared zone noted XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/09/2022	02/09/2022	02/07/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer and advised that Borrower 1 had lost their job and were unemployed and that they would not be able to make the XXXX payment. Servicer sent the Borrower a RMA. A payment in the amount of XXXX was noted on XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/24/2022	02/24/2022	03/19/2022	03/31/2022		1.01	0.84	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/28/2022	02/28/2022	03/12/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borr called back and ,made payment arrangement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to set up a payment all information verified.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Borrower called in to make a payment for the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/27/2022	03/27/2022	03/31/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called in to request their 1098 be emailed to them.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1.33	1.17	1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired on the escrow disclosure statement as they wanted a better understanding of the payment change, wanted to know who the investor is and stated they are retired military. Associate informed borrower to send written request for the investor information and informed to call for assistance when need.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A3P called to inquire about if insurance was paid.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 2 called in requested to change ACH date. Emailed ACH form to borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1.08	1.06	1.04	0	0	0	0	XXXX	No	No	Excessive Obligations	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates authorized third party called in wanting to find out if XXXX was a legitimate entity and if specific loan was with XXXX. Servicer advised yes.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/19/2022	02/19/2022	03/02/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquired about late fees on their statement, rep informed letter was sent before the fee were paid
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/17/2022	03/17/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX, the servicer advised the borrower there will be a step adjustment in 2023.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to inquire as to why the auto draft was not set up.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/05/2022	03/05/2022	03/05/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX0	FB	Yes	No	Yes	Extension	No		The account was delinquent for which a repayment plan of 3 payments for a total of XXXX was completed with a remaining balance of XXXX being deferred.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1.33	1.17	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/09/2022	02/09/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to request to add escrow and also to see if there was an interest rate reduction program.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/18/2022	03/18/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to schedule two payments of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower was called on XXXX in reference to payment due and stated a payment was scheduled already.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.1	1.22	1.03	1.03	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Spoke with the borrower and stated the amount is incorrect and no money is owed.  The borrower has been disputing the amount.  The servicer informed the borrower the account is current and the June's payment has been received.  The borrower wanted to know when the maturity date and if the interest rate is fixed.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed if the rate is fixed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		Covid-19 deferment processed on XXXX with the next due date of XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/13/2022	02/13/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Unemployment	Resolved		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Water damage claims with a date of loss of XXXX was re-classified as non-monitored on XXXX with all funds in the amount of XXXX released to the borrower and borrower noted that the repairs were all completed.
				Comments indicated HAMP funds were received and posted to principal on XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/15/2022	03/31/2022		1.51	2.37	2.08	1.94	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Informed to disregard the transfer letter from another company.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		2.91	1.96	1.64	1.48	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1.02	2.51	2.01	1.77	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX, the borrower contacted the servicer to schedule a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to get assistance with online account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment iao XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/30/2022	02/28/2022	03/10/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/18/2022	03/18/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1.07	1.07	0.95	0.9	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/07/2022	03/07/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to find out about corp advances.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/30/2022	03/30/2022	03/23/2022	03/31/2022		1.01	1.17	1.12	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/30/2022	03/30/2022	03/29/2022	03/31/2022		1.33	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer made a payment and inquired about refinancing.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/03/2022	03/03/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower called in to set up payment in the amount of XXXX Other comments on XXXX states borrower called in and interested in refinance. Borrower was transferred to originations. Also, borrower stated they will be retiring in December, income will reduce as the interest rate is going to increase due to step interest. Borrower wants to know if they can have another modification based on retirement income. Agent transferred borrower to AM Q.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The reason for default is unknown because the servicer has been unable to contact borrower.  The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Unable to Contact Borrower	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in regarding a duplicate payment error.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1.26	1.13	1.09	0.98	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The Commentary on XXXX states Bankruptcy was discharged on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/10/2022	03/10/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/18/2022	03/18/2022	03/31/2022	03/31/2022		1.04	1.19	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	Yes	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment iao XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/24/2022	03/24/2022	03/24/2022	03/31/2022		1	1	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borr called in regarding corporate advance fee.  adv fee. Borr advised, needs email stating amount due for XXXX is only XXXX Servicer sent email.

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EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.67	1	0.89	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/11/2022	03/11/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party inquired about loan maturity.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to ask about a late fee letter that was sent to her. On XXXX the borrower called in inquired about taxes. Stated a payment was on the way.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX, the borrower contacted the servicer to schedule a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  One time draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1.28	1.26	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	10/18/2021	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/13/2022	03/13/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  caller called in to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to inquire about a 404 notice.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to make payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/20/2022	03/20/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1.13	1.13	1.13	1.13	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Loss Mit Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicate the Borrower disputed the deferred balance, and a response was sent on XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1.15	1.16	1.26	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in regarding a change in lender letter received and also to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1.01	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in for assistance on logging in.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/25/2022	03/25/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/29/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.33	1	1	1	2	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		1.04	1.06	1.06	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower wanted to go over their offered balance
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Disputed why late fee was assesed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XXXX indicated Borrower's attorney had informed nothing was owed due to Bankruptcy and was starting fresh. Filed in 2014 and Discharged in 2017.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called  and advised that he received a letter stating  loan will be foreclosed on.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/30/2022	02/28/2022	03/29/2022	03/31/2022		0.84	0.92	0.95	0.96	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer regarding a letter that they received regarding the loss due to hurricane damage to the property. The Servicer advised that the claim had been closed and an inspection was not necessary.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property was located in a FEMA disaster area due to a hurricane as noted on XXXX. On XXXX the Servicer noted insurance claim funds in the amount of XXXX were received and endorsed and released. These funds were for hurricane damage on XXXX. On XXXX the Servicer spoke with the Borrower who had called in response to a letter they received regarding the claim and the Servicer advised that the funds were disbursed and no inspection was required and the claim was closed.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/09/2022	03/09/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/30/2022	02/28/2022	02/28/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1.1	1.09	1.06	1.04	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Credit dispute, there is no correction completed.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/22/2022	03/22/2022	03/19/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Paymetn processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/12/2022	02/12/2022	03/19/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1.33	1.17	1.13	1.1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/22/2022	03/22/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/09/2022	03/09/2022	03/26/2022	03/31/2022		1	1	1	1.1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called as unable to log into online account, stated re-registered and it still doesn't work. The borrower was advised the registration was not completed and needs to be done again. The borrower was also given the payment due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/30/2022	03/30/2022	03/12/2022	03/31/2022		1.33	1.16	1.15	1.21	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower called in to find out what recoverable corporate advance fees are on their account and where they came from. Agent advised borrower there were obtained in 2018 and they are attorney fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  Comments on XXXX indicates to validate with Bankruptcy processing team if fees from prior servicer were provided. There was a Chapter 13 Bankruptcy filed and discharged on XXXX Was not able to locate the filing date, if cramdown was granted, proof of claim, motion for relief or evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/22/2022	02/22/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to process payment,
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to make a payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Payment dispute was noted on XXXX. Borrower stated that they were never 2 months behind. Dispute is resolved and loan is current.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/30/2022	02/28/2022	03/23/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/23/2022	03/23/2022	03/23/2022	03/31/2022		1.09	1.09	1.09	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	07/01/2022	06/01/2022	03/19/2022	03/31/2022		1.33	1.17	1.23	1.27	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to inquire on monthly payment and the escrow adjustment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/17/2022	02/17/2022	02/24/2022	03/31/2022		1	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to inquire about recoverable fees.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/27/2022	03/27/2022	03/01/2022	03/31/2022		1.03	1.03	1.03	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to ensure the made was applied. Servicer advised will take 24 to 48 to process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/20/2022	02/20/2022	02/23/2022	03/31/2022		1	0.83	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Servicer called the Borrower to go over the account. Borrower advised that they didn't have time to do so but had made the payment and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/05/2022	03/05/2022	03/31/2022	03/31/2022		1.33	1	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		On XXXX the Servicer noted that the Borrower had sent in a loan modification application. The Servicer approved a trial plan offer on XXXX The Borrower declined the offer on XXXX and brought the loan current.	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.96	1.48	1.32	1.24	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding potential refinance options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1.22	1.33	1.22	1.17	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower requested a breakdown of the RCA.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in a one time draft payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	07/01/2022	06/01/2022	03/23/2022	03/31/2022		1.33	1.17	1.03	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		Deferment booked XXXX.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is UTD.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/05/2022	03/31/2022		1	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		0.89	1.27	1.14	1.24	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to follow up on the most recent payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1.33	1	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called regarding claim check.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is water.  A non-monitored claim was filed for water damage that occurred on XXXX. Claim checks for XXXX and XXXX were endorsed and released on XXXX. The damage details and the status of the repairs were not provided.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to bake a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called confirmed insurance with XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.17	1.1	0.99	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrwoer made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1	1	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Authorized third party called in to inquire on recoverable corporate advances.  The caller stated the borrower is in a coma and a tree fell on the roof.  The servicer provided the home owner insurance information.  Also, the loss draft number was provided and the call was transferred.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  All comments were not provided for the discharged bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower contacted the servicer to schedule a payment as they were unable to make payment via the phone.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Insurance.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Insurance dispute was noted on XXXX. Dispute was in shortage in escrow. Borrower stated that they made a payment to the insurance company. Results reflect that there is now an overage in escrow and dispute is resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1.02	1.02	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in and requested an escrow breakdown on why the monthly payment increased. The agent provided the customer with the breakdown of the negative escrow balance. Agent spread the negative escrow into 12 monthly payments effective XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/24/2022	02/24/2022	03/02/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inquiry on deferred balance on statement.  The agent advised it was do to prior loan modification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated evidence of a loan extension, however, there was no indication it took place in the last 12 months.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.33	1	1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/18/2022	03/18/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in inquired about rca.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		0.87	0.94	0.96	0.97	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/24/2022	03/24/2022	03/29/2022	03/31/2022		1.36	1.02	1.02	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX  the borrower called in to see if able to change due date. Servicer advised to refinance and borrower got upset and disconnected the call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Retired	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  ACH payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	0.89	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in and scheduled payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		0.84	1.23	1.04	1.14	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested a 1099 breakdown, rep could not locate document asked borrower to send it in.  Borrower scheduled their payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/14/2022	04/14/2022	03/26/2022	03/31/2022		1.33	1.17	1.22	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to get unpaid principal balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in regarding an insurance lapse notification.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1.24	1.12	0.97	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower informed us he failed to draft extra payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates call made to borrower who stated they will have their spouse make a payment if they have not already.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/22/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower contacted the servicer to request their end of year statement as well as to discuss payments due.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1.05	1.04	1.03	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrowers advised the Servicer they purchased new insurance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1.14	1.14	1.14	1.11	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  For 1098 was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to request new escrow balance
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2021	03/31/2022		1	1	1	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1.25	1.12	1.08	1.06	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Paymet processed by borrower
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments indicated the late reporting and late fees for XXXX to XXXX to be removed. Informed had to be reported by law.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Comments indicated  a written credit dispute on XXXX; accuracy in reporting was verified and no corrections were made.  On XXXX, a verbal request on the late reporting and late fees for XXXX to XXXX to be removed. Informed had to be reported by law.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1.01	1.01	1.01	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX he Borrower called the Servicer and requested a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX the Servicer noted that a payoff was requested and was being processed.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Inbound call from borrower to process payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Authorized third party called in regards to statement received showing there is a balance of XXXX owed on the account.  The servicer indicated there was no amount showing due.  Payment set up for XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/11/2022	03/11/2022	03/19/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		0.67	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1.55	1.82	1.91	1.96	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to request the mortgagee clause information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/15/2022	03/15/2022	03/23/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	3	[3] Damaged Interior - Damage remains unresolved and no indication covered by insurance [1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Promise to pay the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XXXX, the homeowner reported that filed a claim for termite damage. However, per the inspector, the damage is not covered by the policy.  A loss draft claim for unknown damage was received on XXXX. The claim was classified as non-monitored on XXXX. The replacement cost value is XXXX  Received payment notification that a check for XXXX was disbursed in full, referencing a roofing company; and the claim was closed per notes dated XXXX.  The damage details and the status of the repairs were not provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/25/2022	03/25/2022	03/23/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Not Employed	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/06/2022	03/06/2022	03/16/2022	03/31/2022		1	1.17	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1.12	1.12	1.12	1.12	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/27/2022	03/27/2022	03/30/2022	03/31/2022		1.37	1.02	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower call to ask why payment down.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/27/2022	02/27/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Courtesy call to borrower advised account due for XXXX. Borrower said they would send payment in next week.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/22/2022	02/22/2022	03/22/2022	03/31/2022		1	1.17	1	1	3	0	0	0	XXXX	Yes	No	Curtailment of Income	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in requested to receive 1098 docs
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower advised how escrow is run increasing the payment amount.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Still Being Paid					Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was called for payment and the process processed payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	0.83	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to inquire the principle balance amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/02/2022	03/02/2022	03/22/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX due to receiving the notice of transfer and wanted to know where to send payments. Advised servicer is the same investor/owner is what changed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/23/2022	03/31/2022		1	1.17	1.03	1.03	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates authorized third party called in to remove account ending in XXXX from auto pay. This was updated to a new account. The ACH confirmation letter was sent.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1.3	1.3	1.38	1.36	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.38	1.19	1.13	1.1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	10/04/2021	03/31/2022		1.73	1.73	1.73	1.73	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/20/2022	02/20/2022	03/17/2022	03/31/2022		1.02	1.04	1.04	1.04	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower contacted the servicer to express that he had received the refund insurance check and was not certain of where it should be allocated.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1.01	1.03	1.04	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower returned dialer call and updated phone number and auto draft.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is excellent.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/26/2022	02/26/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called and stated was unable to view all of the payments on the website. Agent advised that the issue will be fixed after the upgrade.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/19/2022	02/19/2022	02/26/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	02/26/2022	03/31/2022		1	1.17	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Borrower called in regards to setting up payments to be drafted bi-weekly.  The servicer advised of auto authorization form and paying ahead.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1.04	1.07	1.06	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made and inquiry on insurance premium; the declaration page was went to the email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/02/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called and then stated she had figured out the question that she had and hung up before the CSR could proceed with call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		0.67	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding escrow check received and was told of overage.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to make a payment iao XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called about not being able to open their statement .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to request the emailing of a statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/31/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified but not documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in a one time draft in the amount of XXXX  Borrower is deceased and Executor/Heir exists to dispose of property; identified but not documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was an outbound payment courtesy call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1.08	1.09	1.09	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX  Authorized third party called to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1.25	1.18	1.12	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX, the borrower contacted the servicer to schedule a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates borrower called in stating they received notice of late payment. Borrower makes payments every two weeks and asked what was left to complete payment. Agent advised XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1.45	1.14	1.31	1.29	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to inquire about the flood insurance not being on file, was advised to email same and it will be reviewed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer regarding online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment IOA XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Still Being Paid					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about increase in payment and servicer advised due to escrow analysis. Borrower disputed this.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Billing Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called about payment increase. Servicer advised escrow analysis indicated shortage. Borrower disputed this.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-New Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to discuss a returned payment and the scheduling of a new payment. The borrower was advised of the payment over the phone fee of XXXX and stated would pay online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Form 1098 was requested.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XXXX indicate bankruptcy disclosure given
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/15/2022	03/31/2022		0.92	1.5	1.33	1.25	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX Borrower called scheduled a payment for XXXX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower was disputing payment.  The servicer researched the issue and a resolution was presented to the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Loan was modified per comments dated XXXX.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Illness - Mortgagor	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  ACH payment processed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/26/2022	03/31/2022		0.67	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call in to schedule a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1.02	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called inquiring if payment cleared.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower responded to E-Oscar credit reporting dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to make a payment and confirm that the loan modification documents have been received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/31/2022	03/31/2022		1.36	1.19	1.13	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	Yes	Modification	0XXXX	MOD	Yes	No	Yes	Modification	No		Non-HAMP loanmodification completed.	Limited	Completed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in advised payment has been scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called for the 1098.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates that the agent made contact with the borrower to remind the borrower of payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment online iao XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/11/2022	03/11/2022	03/30/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	extension	1XXXX	FB	Yes	No	Yes	extension	No		The last deferment was on XXXX for XXXX There was a previous deferments on XXXX for the same amount.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Property is located in a FEMA disaster area.	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXXwas scheduled for XXXX and an inquiry on the unpaid principal balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The property is located in a FEMA declared zone due to Severe Storms noted XXXX. No damages were reported.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	0.79	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	Yes	Modification	2XXXX	MOD	Yes	No	Yes	Modification	No		Comments indicated a Forbearance as of XXXX. A denial for a modification on XXXX.	Limited	Removed Plan	Non-HAMP	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called for online assistance and to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX called in to schedule two half payments for XXXX and XXXX Servicer provided confirmation and transferred call to bk to discuss bk status on account. XXXX dispute the bk status on the account. Servicer confirmed that the bk was filed by the daughter and the attorney on record is the daughter's bk attorney. The home was not included in the bk and the borr is requesting that it reports to the credit.  task created. Borr is looking to set up bi-weekly payments and a form was emailed over. Servicer confirmed the dates for the scheduled drafts. cip completed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		0.37	0.52	0.8	0.85	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  XXXX - Borrower called in to understand the corporate advances. The servicer advised the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to make a payment and servicer advised of fee.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in regarding payoff request.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower wanted to know if Heloc could be performed, rep provided XXXX# for originations. On XXXX the borrower called in to inquire about re-registration.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquiry in regards to escrow check refund.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Escrow and Taxes.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower dispute regarding escrow and taxes
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regards to RCA, was advised from prior Servicer and can pay at the end of the loan or make partial payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  Dispute completed XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	UTD	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called on XXXX to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding letter sent to the credit bureau.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  The borrower called in advising a request to have the negative reporting be removed from the credit report. As of XXXX notation indicates a letterhead letter from the customers bank di not take  responsibility of the prior issue with funds being released. A request for XXXX was submitted to reflect as "do not report." There was no further communication thereafter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	UTD	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to request a payoff
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Modification	XXXX	MOD	Yes	No	Yes	Modification	No		On XXXX a deferment was implemented on account	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The servicer discussed deferment and payment options with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment plan	XXXX	RPP	Yes	No	Yes	Repayment plan	No		Borrower was on an informal repayment plan from XXXX to XXXX. Loan was deferred on XXXX.	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to confirm pending payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2021	03/31/2022		1	1.18	1.12	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/04/2022	02/04/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXXhe borrower contacted the servicer to discuss making a one time draft payment which couldn't be executed to the fact that she didn't possess the correct loan number as well as the last four digits of the social security number.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/28/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1.06	1.05	1.04	1.05	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower called regarding the payment being received past the grace period claiming they were advised they had until the 15th to avoid charges. The servicer advised the grace period had reverted back to the terms of the original note, but waived the late fee as a courtesy.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	Yes	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The called in to confirm why account is been accessed late fees for the passed 2 months.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to get refinance options. Servicer advised would need to seek outside options.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called asking why payment was returned. The servicer advised bank account information was not correct or incomplete.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/29/2022	03/31/2022		1	1	1	0.92	1	0	0	0	XXXX	Yes	No	UTD	UTD		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Comments on XXXX indicates authorized third party wanted to know if agent received insurance documents. Agent advised yes. Authorized third party also wanted to know why payment changed. Agent advised shortage and taxes increased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment on account  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	N/A	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	N/A	N/A	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.06	1.03	1.02	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to schedule payment due to bank being closed, rep updated their ACH.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower made a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Per comments dated XXXX, the loan was modified.	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower correspondence requested $30 fee be removed from account.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/14/2022	03/14/2022	03/22/2022	03/31/2022		1.33	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs [1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  A credit bureau dispute was received on XXXX.   A response to the dispute was completed on XXXX and there has been no further communication with Borrower regarding the matter.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Comments on XXXX indicated a closed non monitored claim. The carrier sent a check in the amount of XXXX to the borrower.  The damage repair amount is estimated at XXXX.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1.18	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Request to have a payoff quote provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/29/2022	03/29/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to confirm  that call received was from loan officer and not a scam.  Borrower was advised call was to see if interested in refinance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: n	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	Excessive Obligations	Resolved		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/28/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party called to make payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	03/16/2022	02/16/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments indicated a Modification completed on XXXX	Yes	0	XXXX	XXXX	XXXX	XXXX	04/27/2022	03/27/2022	03/31/2022	03/31/2022		1	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	Yes	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower requested their 1098 form
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Exterior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The  borrower called to request the servicer fax number to send new insurance policy
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Comments on XXXX & XXXX indicate bankruptcy disclosure was read, indicating a prior bankruptcy has taken place on account.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is wind.  The borrower reported wind loss on XXXX. Claim funds of XXXX were received on XXXX and released on XXXX to the borrower.  The claim is classified as enhanced endorse and release. The borrower did not comply with the terms of the claim agreement and the claim was closed with no inspection completed on XXXX.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/09/2022	03/31/2022		1	1	1	1	1	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Damaged Interior - Active insurance claim and funds held by servicer with indication of related contractor bid sufficient to cover repairs	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is fire.  The borrower called on XXXX to report a claim for fire damages caused on XXXX. The claim was classified as non-monitored. A check for XXXX was received on XXXX and endorsed/released on XXXX. Additional funds of XXXXwere released to the borrower on XXXX. A third check for XXXX was received on XXXX and the claim was reclassified as enhanced endorse and release. Notes on XXXX stated a final inspection was needed. Additional funds of XXXX were received on XXXX. All funds released as of XXXX. Notes on XXXX stated the claim was closed based on aged “LCCD”. No evidence the repairs were completed.  The damage repair amount is estimated at XXXX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/17/2022	03/17/2022	03/29/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	Yes	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	08/26/2022	07/26/2022	03/28/2022	03/31/2022		1.51	1.25	1.33	1.25	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to change the mailing address.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Authorized third party called about insurance and indicated co-borrower was deceased.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/03/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Extension	XXXX	MOD	Yes	No	Yes	Extension	No		Notes of XXXX indicated deferment was completed.	Limited	Completed Plan	EXT	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Spoke to the borrower and they stated not able to log into the online account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The borrower had a payment dispute on the account.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/16/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment in the amount of  XXXX was made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/18/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borr called in would like to fill out hardship paperwork online but keeps getting error message. Borr is requesting to have temporary hardship paper work emailed. Servicer requested with loss mit and will forward to email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/04/2022	03/31/2022		1.01	1.01	1.01	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer and asked that the 1098 be emailed to them.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	0.99	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the Borrower called the Servicer with questions about the privacy notice. The Servicer also provided a verbal principal balance amount and advised the Borrower that it was not a payoff.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call into request a change in the credit reporting.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The most recent contact was a call from a 3rd party to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Repayment plan	1XXXX	RPP	Yes	No	Yes	Repayment plan	No		The borrower completed a 3 month repayment plan for a total of XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower 2 called and states she has been trying to do IVR, but keeps getting a language she doesnt understand. The servicer took the payment for her.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The customer called to confirm if the account reported late to the credit bureaus.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1.9	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX..  Promise to pay the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to schedule payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called to reconcile statement they received. Agent advised statement did not include last payment received and confirmed tax amount per borrower request.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Fee Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  The Corporate Advance by the prior Servicer in the amount of XXXX was investigated and a response was uploaded to the portal on XXXX
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/26/2022	03/31/2022		1.33	1.13	1.17	1.13	3	0	0	0	XXXX	Yes	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					Yes	Yes	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/15/2022	03/15/2022	03/02/2022	03/31/2022		1	1	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in regarding double payment refund and was told it was mailed on XXXX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XXXX the borrower called in regarding double auto pay, the borrower stated that payment came out of account twice the borrower was instructed to send proof of double payment. on XXXX proof of double payment was received. On XXXX a refund was mailed to borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/05/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	N/A	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to get assistance with registering for online access.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/17/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XXXX.  The chapter is Chapter 7.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/23/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower made a one time draft payment in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/01/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to set up a payment in the amount of XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in regarding a letter receive about late fees, stated thought there was 60 day grace period. Borrower made 2 payments. Servicer advised letter was sent out just incase a late payment is made.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  Borrower disputed credit reporting. Servicer updated transaction history and issue is resolved. Borrower also disputed unable to access online account and documents. Both issues are resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	02/01/2022	03/31/2022		0.67	0.83	0.89	0.92	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/15/2022	03/31/2022		1.04	1.03	1.1	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Written Dispute - Servicer responded within 60 days and no further communication from mortgagor	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to see if the ACH payment posted. Servicer advised may take up to 48 hours to post on the account.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Written and the reason is Credit Reporting.  The dispute is resolved and the status indicates Servicer responded within 60 days and no further communication from mortgagor.  AUD submitted to delete credit reporting tradeline.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XXXX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Comments on XXXX indicate miranda  reason was for active or discharged bankruptcy, notes indicate discharged chapter 7.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/19/2022	03/31/2022		2.29	1.65	1.43	1.32	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower request to have an itemized list of corporate advance fees provided via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/07/2022	03/31/2022		1	1.02	0.91	1.04	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower inquiry in regards to 1 time draft letter received. Advised standard when an online payment is made.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/07/2022	03/31/2022		0.7	0.87	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	2	[2] Payoff has been requested within the last 60 days	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A welcome call was made and the borrower stated will be making payment online and requested payoff to be emailed
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  The bankruptcy was dismissed on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX a payoff was requested	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/10/2022	03/31/2022		1	1.02	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called in to request the loan number.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower was called regarding loan transfer and the borrower stated will call back after confirming with prior servicer
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in for copy of modification, documents not located and borrower call disconnected
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/10/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to set up automatic payments.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A welcome call was completed  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is unknown.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Active discharge bankruptcy
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Comments on XXXX indicated the original borrower passed away on XXXX and the loan was assumed in 2017.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/14/2022	03/31/2022		1.09	1.22	1.26	1.23	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The welcome call was completed.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: Collection commentary dated XXXX states that “Dec 2020 XXXX rejected and no check cut.” Collection commentary does not mention an amount or that it has been paid.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX an outbound call was made to the borrower who set up auto payments. Advised payment was already made online.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/26/2022	03/31/2022		1.02	3.04	2.36	2.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The Borrower called to make a payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/22/2002	03/31/2022		1	2.06	1.71	1.53	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/30/2022	03/31/2022		1.33	1.17	1.11	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/10/2022	03/31/2022		1.15	1.2	1.26	1.17	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	Yes	Forbearance	2XXXX	FB	Yes	No	Yes	Forbearance	No		approved fro a repayment/forbearance plan	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called to discuss a missing payment.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  On XXXX the borrower called to advise that a payment is missing. The agent sent the borrower a payment history, and there is no further borrower escalation for this issue.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/10/2022	03/31/2022		0.67	1	0.89	1.01	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									Yes	No	N/A	No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  A payment was made and third party authorization was given to a realtor.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: On XXXX a FEMA disaster inspection was ordered.	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower inquired whether their payment was received and advised they sent a money order through priority mail on XXXX. The agent advised it had not ben applied to the account yet, On XXXX the borrower was concerned about making payments on time due to payments received third week of the month. Tyhe agent advisedthe borrower to apply for a refinance to chance the due date.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/30/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	UTD	UTD		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No	Escrow Advances	XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/14/2022	04/14/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/21/2022	04/21/2022	03/24/2022	03/31/2022		1.01	1.01	1.01	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to set up bi weekly payments in the amount of XXXX
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is fair.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/29/2022	03/31/2022		0.67	1.04	1.02	1.12	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The welcome call was completed and a payment was scheduled.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called in to find out payment due amount.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1.02	1.02	1.02	1.02	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Ongoing dialogue with borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/07/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to confirm the payment from the prior servicer posted.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 13.  The bankruptcy was filed under case number XXXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XXXX and there is no evidence of reaffirmation.  The Commentary on XXXX states Bankruptcy was discharged on XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: The Commentary on XXXX states Claim funds were released in reference to property damages.	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/28/2022	03/31/2022		1.01	1.01	1.12	1.09	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	06/01/2022	05/01/2022	03/29/2022	03/31/2022		1.33	1.17	1.11	1.08	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX			No	Cancelled					No			No	No	XXXX	XXXX	Yes	Forbearance	1XXXX	FB	Yes	No	Yes	Forbearance	No		On XXXX the borrower requested for FB. On XXXX the borrower was approved for a forbearance plan through XXXX with monthly payments due in the amount of XXXX	Limited	Completed Plan	FBA	XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called in to discuss account status
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/26/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	Yes	Yes	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/21/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  Borrower called about billing statement and indicated property is rental.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter 7.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  Case specifics were not provided.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	04/01/2022	03/01/2022	03/24/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX	No	No	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate and Escrow Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate and Escrow Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/19/2022	03/31/2022		1.33	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/12/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	No	XXXX	No	Employed-Origination Employer	Good		Weak	Contact attempts - however unable to contact borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  The borrower called for the insurance declaration page, was advised it was a renewal no declaration page available.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/14/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	Yes	Corporate Advances	XXXX	UTD	XXXX	XXXX	XXXX	XXXX	XXXX	Corporate Advances	No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No
XXXX	XXXX	1	LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XXXX.  On XXXX the borrower called in to ask of the W9 needed to be sent in again. Servicer is already on file.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
				ADDITIONAL INFORMATION: N/A	Yes	0	XXXX	XXXX	XXXX	XXXX	05/01/2022	04/01/2022	03/08/2022	03/31/2022		1	1	1	1	0	0	0	0	XXXX	No	No	N/A	N/A		No	No	Yes	XXXX	XXXX	Yes	XXXX	No	Employed-Origination Employer	Good		Weak	Not attempting to contact the borrower	No	No	No	N/A	No	N/A	N/A	N/A	Yes	UTD	UTD	No	XXXX	No	XXXX	No	No	N/A		No	XXXX									No			No	No	XXXX	XXXX	No														XXXX	XXXX	XXXX	XXXX	No		XXXX		XXXX		XXXX	XXXX		No		XXXX	XXXX	XXXX				No		XXXX	XXXX		XXXX	XXXX		N/A	N/A	XXXX	XXXX		No		XXXX		XXXX		XXXX			XXXX	XXXX	XXXX		XXXX	No		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX		No	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	No		XXXX	XXXX	XXXX		XXXX			XXXX	XXXX	XXXX		XXXX		XXXX	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	No